CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)					5 Months Ended	9 Months Ended	12 Months Ended
	Nov. 20, 2021	May 03, 2021	Jan. 20, 2021	Apr. 16, 2020	Mar. 18, 2020	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Warrant per share					$ 2.00
Description of suspended period				April 16 through April 29, 2020
Amortized debt discount							$ 77,031	$ 259,057
Loan forgive amount	$ 986,864
Note issue amount							$ 1,000,000
Damage mount			$ 420,750
Ten Outstanding Convertible Notes [Member]
Short-term Debt [Line Items]
Interest rate							21.00%
Debt interest rate							168.00%
Increase in debt amount							$ 666,456
Amoun of debt							1,604,856
Amortized debt discount						$ 76,265
Remaining debt premium accreted to additional paid in capital						$ 856,560
New Note [Member] | Nine Note Agreements [Member]
Short-term Debt [Line Items]
Debt term		1 year
Debt rate		6.00%
Note Sold In Exchange For Cash [Member] | Wallach Beth Capital L L C [Member]
Short-term Debt [Line Items]
Aggregate amount							1,045,150
Debt discount							$ 119,850
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Aggregate amount					$ 938,400
Net cash proceed					$ 836,000
Convertible note description					the lowest trading price for the twenty-day period prior to the date of the Convertible Debentures or (ii) 65% of the average of the three lowest trading prices during the twenty days prior to a conversion notice on the applicable trading market or the closing bid price on the applicable trading market
Convertible Notes Payable [Member] | Minimum [Member]
Short-term Debt [Line Items]
Interest rate					4.00%
Convertible Notes Payable [Member] | Maximum [Member]
Short-term Debt [Line Items]
Interest rate					8.00%